CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income
Loans and leases, including fees	$ 819,151	$ 836,541	$ 743,770
Investment securities
Taxable	148,036	124,936	125,520
Tax-exempt	8,995	10,835	13,901
Total interest on investment securities	157,031	135,771	139,421
Other earning assets	25,722	29,783	19,813
Total interest income	1,001,904	1,002,095	903,004
Interest expense
Deposits	310,752	331,092	202,010
Short-term borrowings	24,842	38,856	53,378
Long-term borrowings	24,264	20,137	19,846
Total interest expense	359,858	390,085	275,234
Net interest income	642,046	612,010	627,770
Provision for credit losses - loan and lease	36,525	49,211	43,074
Provision for Other Credit Losses	1,142	(1,552)	33
Net interest income after provision for credit losses	604,379	564,351	584,663
Noninterest income
Service charges on deposit accounts	31,366	29,279	27,289
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	32,563	28,720	26,081
Bankcard income	14,226	14,399	14,039
Client derivative fees	7,802	4,701	5,155
Foreign exchange income	65,666	56,064	54,051
Operating Lease, Lease Income	80,020	67,641	51,322
Net gains from sales of loans	24,885	17,918	13,217
Net gain (loss) on investment securities	(22,324)	(22,575)	(1,052)
Other	23,234	27,421	22,320
Total noninterest income	257,438	223,568	212,422
Noninterest expenses
Salaries and employee benefits	315,885	304,389	292,731
Net occupancy	24,182	23,050	22,990
Furniture and equipment	14,776	14,427	13,543
Data processing	37,835	35,178	35,852
Marketing	10,170	9,026	9,647
Communication	3,013	3,229	2,729
Professional services	14,833	14,087	9,926
Amortization of tax credit investments	1,135	14,396	1,295
State intangible tax	5,604	2,524	3,914
FDIC assessments	11,204	11,209	11,948
Intangible amortization	11,003	9,487	10,402
Operating Lease, Expense	53,705	44,317	32,500
Other	37,202	34,276	31,012
Total noninterest expenses	540,547	519,595	478,489
Income before income taxes	321,270	268,324	318,596
Income tax expense	65,665	39,494	62,733
Net income	$ 255,605	$ 228,830	$ 255,863
Earnings per common share
Basic	$ 2.68	$ 2.42	$ 2.72
Diluted	$ 2.66	$ 2.40	$ 2.69
Average common shares outstanding - basic	95,284,550	94,404,617	93,938,772
Average common shares outstanding - diluted	96,157,964	95,405,719	95,096,067